Condensed Financial Information of The Parent Company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	Sep. 30, 2021	Sep. 30, 2020
ASSETS
Cash and cash equivalents	$ 175,437
Restricted cash	1,100,000
Receivable from VIE	3,017,337
Receivable from Non-VIE	15,853,200
Long term investment	8,736,137	8,869,462
Total assets	28,882,111	8,869,462
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other payables	47,585
Amount due to VIE	316,524
Total liabilities	364,109
Shareholders’ equity
Ordinary shares (par value of $0.001 per share; 100,000,000 shares authorized as of September 30, 2020 and 2021; 7,800,000 and 13,626,602 shares issued and outstanding as of September 30, 2020 and 2021, respectively)	13,627	7,800
Subscription receivable	(7,800)	(7,800)
Receivables due from a shareholder	(3,152,179)	(4,737,521)
Additional paid-in capital	32,493,461	12,290,900
Retained earnings	(1,423,614)	1,575,630
Accumulated other comprehensive (loss)/income	594,507	(259,547)
Total shareholders’ equity	28,518,002	8,869,462
Total liabilities and shareholders’ equity	$ 28,882,111	$ 8,869,462